Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 28, 2024	Sep. 30, 2023	Sep. 28, 2024	Sep. 30, 2023	Dec. 30, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue	$ 46,098	$ 49,537	$ 131,719	$ 145,776	$ 190,876	$ 184,884
Cost of Revenue, excluding depreciation and amortization stated below	39,936	41,874	114,432	123,600	162,347	152,135
Gross Profit	6,162	7,663	17,287	22,176	28,529	32,749
Operating Expenses:
Selling, general and administrative expenses	6,996	8,641	20,023	24,110	38,214	32,556
Depreciation and amortization	474	513	1,427	1,388	1,901	1,959
Total Operating Expenses	7,470	9,154	21,450	25,498	40,115	34,515
Net Loss From Continuing Operations	(1,308)	(1,491)	(4,163)	(3,322)	(11,586)	(1,766)
Other (Expenses) Income:
Interest expense	(487)	(1,197)	(2,954)	(3,338)	(5,009)	(3,077)
Amortization of debt discount and deferred financing costs	(87)	(119)	(347)	(320)	(452)	(603)
Other income, net	(911)	(237)	(656)	(63)	324	726
Total Other Income (Expenses), net	(1,485)	(1,553)	(3,957)	(3,721)	(5,137)	(2,954)
Net Operating Loss	(2,793)	(3,044)	(8,120)	(7,043)	(16,723)	(4,720)
Discontinued Operations		(1,190)	901	(2,879)	(9,014)	(12,496)
Net Loss Before Benefit from Income Tax	(2,793)	(4,234)	(7,219)	(9,922)	(25,737)	(17,216)
Benefit (Provision) from Income taxes	(51)	(21)	(151)	(67)	(304)	222
Net Loss	(2,844)	(4,255)	(7,370)	(9,989)	(26,041)	(16,994)
Net Loss Attributable to Common Stockholders	$ (2,844)	$ (4,255)	$ (7,370)	$ (9,989)	$ (26,041)	$ (16,994)
Net Operating Loss Attributable to Common Stockholders – Basic (in Dollars per share)	$ (3.22)	$ (7.05)	$ (11.19)	$ (18.71)	$ (5.4)	$ (8.04)
Net Income (Loss) from Discontinued Operations Attributable to Common Stockholders – Basic (in Dollars per share)		$ (2.74)	$ 1.22	$ (7.58)
Weighted Average Shares Outstanding – Basic (in Shares)	884,564	434,959	739,336	380,038	4,821,318	2,113,509
Net Loss Attributable to Common Stockholders – Diluted	$ (2,844)	$ (3,065)	$ (8,271)	$ (7,110)	$ (26,041)	$ (16,994)
Net Operating Loss Attributable to Common Stockholders – Diluted (in Dollars per share)	$ (3.22)	$ (7.05)	$ (11.19)	$ (18.71)	$ (5.4)	$ (8.04)
Net Income (Loss) from Discontinued Operations Attributable to Common Stockholders – Diluted (in Dollars per share)		$ (2.74)	$ 1.22	$ (7.58)
Weighted Average Shares Outstanding – Diluted (in Shares)	884,564	434,959	739,336	380,038	4,821,318	2,113,509